Short Term Government Income Trust Investment Strategy - Short Term Government Income Trust	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than three years. U.S. government securities may be supported by: ●The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates. ●The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation. ●The credit of the instrumentality, such as obligations of the Federal National Mortgage Association. The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of its net assets in foreign government high-yield securities (junk bonds) rated as low as B and their unrated equivalents. In managing the portfolio of the fund, the subadvisor considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility. The fund may invest in mortgage-related securities and Treasury futures to protect against adverse changes and manage risks. The fund may invest in other investment companies, including exchange traded funds (“ETFs”), and engage in short sales. Under normal circumstances, the fund’s effective duration is no more than three years which means that the fund may purchase securities with a duration of greater than three years, as long as the fund’s average duration does not exceed three years. The fund may trade securities actively which could increase transaction costs (thus lowering performance).